Income Taxes - Schedule of Effective Income Taxes Rate (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected expense (benefit) (34%)					$ (217,289)	$ (1,830,894)
Permanent differences					41,466
Change in valuation allowance					175,823	1,830,894
Accrued expense (benefit)
Federal statutory rate			34.00%		34.00%	34.00%